GOODWILL - Change in Balance of Goodwill (Details) - Goodwill - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets and goodwill [abstract]
Balance at beginning of year	$ 5,244	$ 5,218
Acquisitions through business combinations	3,967	(83)
Impairment losses	175	0
Dispositions	(171)	(215)
Foreign currency translation	(280)	324
Balance at end of year	$ 8,585	$ 5,244